SCHEDULE OF STATUTORY AND EFFECTIVE TAX EXPENSES (Details) $ in Millions		12 Months Ended
	Mar. 21, 2018 HKD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Income Tax Disclosure [Abstract]
Income before tax		$ (596,881)	$ (354,743)
HK SAR Profits Tax at 16.5%		(98,485)	(58,533)
Tax effect on non-deductible expenses		54,664	476,534
Tax effect on deductible temporary differences		(122)	(139)
Tax effect on tax loss not recognized		43,943
Tax effect on utilization of tax losses	$ 2		(417,862)
Income tax
HK SAR Profits Tax at 16.5%		16.50%	16.50%
Tax effect of income not taxable		(16.50%)	(16.50%)
The Company’s effective tax rate		0.00%	0.00%